Schedule of Aggregate Right of Use Assets and Related Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets	¥ 8,103	¥ 5,653
Short-term operating lease liabilities	(5,583)	(3,037)
Long-term operating lease liabilities	(2,051)	(2,137)
Total operating leased liabilities	¥ (7,634)	¥ (5,174)